Valuation and Qualifying Accounts (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Allowance for Uncollectible Accounts Receivable
Balance at Beginning of Year	$ 79,812			$ 223,803
Charged to (Recovered from) Costs and Expenses	3,948,446		79,812	(40,459)
Deductions and Write-offs	(3,224,821)			(183,344)
Balance at End of Year	803,437		79,812
Allowance for Uncollectible Secured Loan Receivable
Balance at Beginning of Year	2,176,149		750,000	28,828
Charged to (Recovered from) Costs and Expenses	6,531,506		1,512,305	721,172
Deductions and Write-offs	(8,390,603)	[1]	(86,156)
Balance at End of Year	317,052		2,176,149	750,000
Allowance for Uncollectible Secured Loan Receivable | 2012 Activity Previously Reserved
Deductions and Write-offs	7,448,108
Allowance for Uncollectible Secured Loan Receivable | 2012 Activity Not Previously Reserved
Deductions and Write-offs	942,495
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Allowance for Uncollectible Accounts Receivable
Balance at Beginning of Year	79,812			223,803
Charged to (Recovered from) Costs and Expenses	3,948,446		79,812	(40,459)
Deductions and Write-offs	(3,224,821)			(183,344)
Balance at End of Year	803,437		79,812
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Allowance for Uncollectible Secured Loan Receivable
Balance at Beginning of Year	2,176,149		750,000	28,828
Charged to (Recovered from) Costs and Expenses	6,531,506		1,512,305	721,172
Deductions and Write-offs	(8,390,603)	[2]	(86,156)
Balance at End of Year	317,052		2,176,149	750,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Allowance for Uncollectible Secured Loan Receivable | 2012 Activity Previously Reserved
Deductions and Write-offs	7,448,108
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Allowance for Uncollectible Secured Loan Receivable | 2012 Activity Not Previously Reserved
Deductions and Write-offs	$ 942,495

[1]	Loan deductions and write-offs of $8,390,603 include amounts previously reserved for during the Company's reserve analysis for the years ended December 31, 2012 and 2011. Such amount represents $7,448,108 of 2012 activity, as well as $942,495 of 2012 activity that was not previously reserved for and thus was directly written-off during the year ended December 31, 2012 at the time the amounts were deemed uncollectible.
[2]	Loan deductions and write-offs of $8,390,603 include amounts previously reserved for during the Partnership's reserve analysis for the years ended December 31, 2012 and 2011. Such amount represents $7,448,108 of 2012 activity, as well as $942,495 of 2012 activity that was not previously reserved for and thus was directly written-off during the year ended December 31, 2012 at the time the amounts were deemed uncollectible.